Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000001420
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class C
Trading Symbol	CDGCX
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,727,036
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 296,685
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,727,036
Number of Portfolio Holdings	41
Advisory Fee	$296,685
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.2%
Energy	0.3%
Money Market Funds	1.7%
Communications	2.0%
Utilities	3.2%
Consumer Discretionary	5.7%
Consumer Staples	10.0%
Technology	15.7%
Health Care	16.6%
Industrials	18.0%
Financials	26.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000001421
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDGIX
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,727,036
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 296,685
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,727,036
Number of Portfolio Holdings	41
Advisory Fee	$296,685
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.2%
Energy	0.3%
Money Market Funds	1.7%
Communications	2.0%
Utilities	3.2%
Consumer Discretionary	5.7%
Consumer Staples	10.0%
Technology	15.7%
Health Care	16.6%
Industrials	18.0%
Financials	26.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000193208
Shareholder Report [Line Items]
Fund Name	Crawford Multi-Asset Income Fund
Trading Symbol	CMALX
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crawford Multi-Asset Income Fund	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 167,855,287
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,211,483
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$167,855,287
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,211,483
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Industrials	1.8%
Communications	2.3%
Consumer Staples	2.8%
Money Market Funds	4.1%
Health Care	5.4%
Energy	11.6%
Utilities	17.1%
Real Estate	21.4%
Financials	33.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000118268
Shareholder Report [Line Items]
Fund Name	Crawford Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDOFX
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 328,738,355
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,699,062
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$328,738,355
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$2,699,062
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	2.3%
Money Market Funds	2.3%
Utilities	2.5%
Energy	3.1%
Real Estate	5.5%
Technology	5.7%
Health Care	6.0%
Consumer Staples	6.2%
Consumer Discretionary	8.8%
Financials	21.3%
Industrials	36.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
c000254164
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Class I
Trading Symbol	QINIX
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 97	[1]
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,054,687
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
C000254165
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Class II
Trading Symbol	QINSX
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 74	[2]
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,054,687
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
C000254163
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Investor Class
Trading Symbol	QINRX
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 122	[3]
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,054,687
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%

[1]	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.
[2]	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.
[3]	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.